Combined Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUE:
Minimum rent	$ 113,887	$ 104,905	$ 328,898	$ 313,390	$ 426,039	$ 421,957	$ 389,280
Overage rent	1,747	1,396	4,991	5,000	8,715	8,113	5,908
Tenant reimbursements	50,814	47,523	145,161	138,698	184,742	182,974	173,589
Other income	1,236	1,555	4,778	4,096	6,793	10,883	9,201
Total revenue	167,684	155,379	483,828	461,184	626,289	623,927	577,978
EXPENSES:
Property operating	29,268	27,713	81,627	77,533	104,089	106,241	98,681
Depreciation and amortization	49,307	46,771	142,563	137,171	182,828	189,187	155,514
Real estate taxes	20,430	20,144	59,129	58,501	76,216	76,361	71,157
Repairs and maintenance	5,169	5,001	17,253	15,890	22,584	22,208	22,861
Advertising and promotion	1,954	2,270	5,838	6,215	8,316	8,981	8,824
Provision for credit losses	447	376	1,852	260	572	1,904	901
Other	1,108	1,017	3,508	3,371	4,664	4,674	4,554
Total operating expenses	114,578	103,292	360,461	298,941	399,269	409,556	362,492
OPERATING INCOME	53,106	52,087	123,367	162,243	227,020	214,371	215,486
Interest expense	(23,219)	(13,791)	(59,813)	(41,247)	(55,058)	(58,844)	(55,326)
Income and other taxes	(134)	(68)	(275)	(170)	(196)	(165)	(157)
Income (loss) from unconsolidated entities	99	353	846	852	1,416	1,028	(143)
Gain on sale of interests in properties	8,969		100,479	14,152	14,152
NET INCOME	38,821	38,581	164,604	135,830	187,334	156,390	159,860
Net income attributable to noncontrolling interests	6,620	6,347	28,210	23,116	31,853	26,659	27,317
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 32,201	$ 32,234	$ 136,394	$ 112,714	$ 155,481	$ 129,731	$ 132,543
EARNINGS PER COMMON SHARE, BASIC AND DILUTED
Net income attributable to common stockholders (in dollars per share)	$ 0.21	$ 0.21	$ 0.88	$ 0.73	$ 1.00	$ 0.84	$ 0.85